Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of December 2013
Collection Period Start	1-Dec-13	Distribution Date	15-Jan-14
Collection Period End	31-Dec-13	30/360 Days	30
Beg. of Interest Period	16-Dec-13	Actual/360 Days	30
End of Interest Period	15-Jan-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,338,405,600.85	629,363,423.59	575,846,403.72	0.4302481
Total Securities		1,338,405,600.85	629,363,423.59	575,846,403.72	0.4302481
Class A-1 Notes	0.343780%	170,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.680000%	150,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.327700%	350,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.980000%	380,000,000.00	340,957,822.74	287,440,802.87	0.7564232
Class A-4 Notes	1.130000%	60,870,000.00	60,870,000.00	60,870,000.00	1.0000000
Certificates	0.000000%	227,535,600.85	227,535,600.85	227,535,600.85	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	53,517,019.87	278,448.89	140.8342628	0.7327602
Class A-4 Notes	0.00	57,319.25	0.0000000	0.9416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	53,517,019.87	335,768.14

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				9,404,649.76
Monthly Interest				3,550,739.77
Total Monthly Payments				12,955,389.53

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				486,433.02
Aggregate Sales Proceeds Advance				32,333,799.87
Total Advances				32,820,232.89

Vehicle Disposition Proceeds:
Reallocation Payments				18,186,284.74
Repurchase Payments				2,277,017.30
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				12,290,043.46
Excess Wear and Tear and Excess Mileage				316,211.00
Remaining Payoffs				0.00
Net Insurance Proceeds				645,480.96
Residual Value Surplus				835,170.69
Total Collections				80,325,830.57

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	11,076,546.96			715
Involuntary Repossession	80,132.00			8
Voluntary Repossession	187,614.00			11
Full Termination	6,801,550.78			441
Bankruptcy	40,441.00			3
Insurance Payoff		641,535.53		31
Customer Payoff			270,807.73	17
Grounding Dealer Payoff			8,792,061.65	475
Dealer Purchase			2,256,530.76	112
Total	18,186,284.74	641,535.53	11,319,400.14	1,813

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of December 2013

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	38,431	767,996,908.81	7.00000%	629,363,423.59
Total Depreciation Received		(10,149,697.17)		(9,020,212.21)
Principal Amount of Gross Losses	(59)	(1,196,732.70)		(983,369.90)
Repurchase / Reallocation	(158)	(2,739,671.76)		(2,277,017.30)
Early Terminations	(1,285)	(25,295,594.89)		(20,734,332.97)
Scheduled Terminations	(1,370)	(24,924,970.68)		(20,502,087.49)
Pool Balance - End of Period	35,559	703,690,241.61		575,846,403.72

Remaining Pool Balance
Lease Payment				85,777,463.52
Residual Value				490,068,940.20
Total				575,846,403.72

III. DISTRIBUTIONS

Total Collections					80,325,830.57
Reserve Amounts Available for Distribution
Total Available for Distribution					80,325,830.57

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					649,621.93
3. Reimbursement of Sales Proceeds Advance					16,572,291.96
4. Servicing Fee:
Servicing Fee Due					524,469.52
Servicing Fee Paid					524,469.52
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					17,746,383.41

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					278,448.89

Class A-3 Notes Monthly Interest Paid					278,448.89
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of December 2013

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	57,319.25

Class A-4 Notes Monthly Interest Paid	57,319.25
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	335,768.14
Total Note and Certificate Monthly Interest Paid	335,768.14
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	62,243,679.02

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	53,517,019.87

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	53,517,019.87
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	8,726,659.15

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of December 2013

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		6,692,028.00
Required Reserve Account Amount		20,076,084.01
Beginning Reserve Account Balance		20,076,084.01
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		20,076,084.01
Reserve Fund Draw Amount
Deposit of Remaining Available Collections		8,726,659.15
Gross Reserve Account Balance		28,802,743.16
Remaining Available Collections Released to Seller		8,726,659.15
Total Ending Reserve Account Balance		20,076,084.01

V. POOL STATISTICS

Weighted Average Remaining Maturity		7.34
Monthly Prepayment Speed		56%
Lifetime Prepayment Speed		78%

	$	units
Recoveries of Defaulted and Casualty Receivables	983,641.64
Securitization Value of Defaulted Receivables and Casualty Receivables	983,369.90	59
Aggregate Defaulted and Casualty Gain (Loss)	271.74
Pool Balance at Beginning of Collection Period	629,363,423.59
Net Loss Ratio	0.0000%

Cumulative Net Losses for all Periods	-0.0893%	(1,194,802.06)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,987,058.72	328
61-90 Days Delinquent	1,479,997.50	92
91-120+ Days Delinquent	454,400.57	29
Total Delinquent Receivables:	6,921,456.79	449
60+ Days Delinquencies as Percentage of Receivables	0.31%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	17,878,097.74	1156
Securitization Value	17,914,239.05
Aggregate Residual Gain (Loss)	(36,141.31)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	216,640,720.14	13,992
Cumulative Securitization Value	214,935,951.20
Cumulative Residual Gain (Loss)	1,704,768.94

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		33,792,244.64
Reimbursement of Outstanding Advance		16,572,291.96
Additional Advances for current period		32,333,799.87
Ending Balance of Residual Advance		49,553,752.55

Beginning Balance of Payment Advance		1,413,359.88
Reimbursement of Outstanding Payment Advance		649,621.93
Additional Payment Advances for current period		486,433.02
Ending Balance of Payment Advance		1,250,170.97

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of December 2013

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No